Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Nonvested Restricted Stock Shares Activity
A summary of activity for restricted stock awards during the three years ended December 31, 2018 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value $
Outstanding at December 31, 2015	1,248,163	53.56
Granted	2,582,000	3.26
Vested	(208,266)	107.82
Forfeited	(21,564)	51.50
Outstanding at December 31, 2016	3,600,333	14.36
Granted	150,000	6.25
Vested	(604,151)	44.80
Forfeited	(4,612)	5.33
Outstanding at December 31, 2017	3,141,570	8.13
Granted	1,835,532	7.33
Vested	(1,212,629)	11.79
Forfeited	(10,834)	6.57
Outstanding at December 31, 2018	3,753,639	6.56